VESSELS UNDER FINANCE LEASE, NET (Schedule of Finance Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Cost	$ 755,058	$ 754,392
Accumulated depreciation	(40,582)	(4,503)
Vessels under finance lease, net	$ 714,476	$ 749,889